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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sound Shore Management, Inc.
Address: 8 Sound Shore Drive, Suite 180
         Greenwich, CT 06830

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:  Shanna S. Sullivan
Title: Vice President
Phone: (203) 629-1980

Signature, Place, and Date of Signing:

  /s/ Shanna S. Sullivan        Greenwich, CT             April 5, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number              Name
         028-01190                         Frank Russell Company
         028-05788                         IXIS Asset Management Advisors, L.P.

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                             Form 13F SUMMARY PAGE

Report Summary:      Sound Shore Management, Inc.

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:            55

Form 13F Information Table Value Total:        $7,398.423
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

NO.         FORM 13F FILE NUMBER                          NAME
---         --------------------                          ----
 1               028-01190                FrankRussell Company
 2               028-05788                IXIS Asset Management Advisors, L.P.

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  Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite
                           180, Greenwich, CT 06830

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                                                                                                                       3/31/2007


                                                                             Item 6           Item 7             Item 8
                                                                       Investment Discretion  Mgrs.        Voting Authority
                            Item 2                                 -------------------------- ------ ---------------------------
                            Title   Item 3       Item 4
          Item 1              of    Cusip    Mkt. Value   Item 5      Sole     Shared   Other           Sole    Shared   None
      Name of Issuer        Class   Number      x $1000   Shares      (A)       (B)      (C)            (A)      (B)     (C)
      --------------        ------ --------- ---------- ---------- ---------- --------- -----        ---------- ------ ---------
AES Corporation             COMMON 00130H105   198,123   9,206,463  8,864,014   342,449               6,893,214     0  2,313,249
Aetna Life & Casualty Co.   COMMON 00817Y108   152,132   3,474,135  3,340,119   134,016               2,602,419     0    871,716
Altria Group, Inc.          COMMON 02209S103       975      11,100     11,100         0                   7,800     0      3,300
Aon Corporation             COMMON 037389103   193,831   5,106,203  4,912,058   194,145               3,823,658     0  1,282,545
Apache Corporation          COMMON 037411105   161,515   2,284,517  2,198,282    86,235               1,709,282     0    575,235
Apollo Group, Inc.          COMMON 037604105       483      11,000     11,000         0                   5,000     0      6,000
BCE, Inc. New               COMMON 05534B760       207       7,320      7,320         0                   3,660     0      3,660
Bank of America Corporation COMMON 060505104   249,092   4,882,240  4,695,296   186,944               3,658,896     0  1,223,344
Barr Pharmaceuticals Inc.   COMMON 068306109   178,315   3,847,146  3,699,467   147,679               2,878,667     0    968,479
Barrick Gold Corporation    COMMON 067901108   110,348   3,865,096  3,710,618   154,478               2,884,518     0    980,578
Baxter International Inc    COMMON 071813109   156,214   2,965,900  2,851,752   114,148               2,215,752     0    750,148
Berkshire Hathaway, Inc.    COMMON 084670108   223,756       2,053      2,053         0                   1,525     0        528
Berkshire Hathaway, Inc.
  Cl B                      COMMON 084670207    43,159      11,857      9,373     2,484                   9,373     0      2,484
Boston Scientific
  Corporation               COMMON 101137107   159,574  10,974,853 10,553,947   420,906               8,198,347     0  2,776,506
CIGNA Corporation           COMMON 125509109   174,669   1,224,376  1,177,804    46,572                 917,104     0    307,272
Chubb Corporation           COMMON 171232101   230,925   4,469,235  4,296,892   172,343               3,342,492     0  1,126,743
CitiGroup, Inc.             COMMON 172967101     1,235      24,053     24,053         0                   2,712     0     21,341
Citizen's Communications    COMMON 17453B101       658      44,000     44,000         0                  22,000     0     22,000
ConocoPhillips, Inc.        COMMON 20825C104   181,382   2,653,726  2,550,585   103,141               1,984,585     0    669,141
DIRECTV Group Inc           COMMON 25459L106       461      20,000     20,000         0                   9,000     0     11,000
El Paso Corporation         COMMON 28336L109   174,705  12,073,600 11,610,966   462,634               9,048,266     0  3,025,334
Fannie Mae                  COMMON 313586109       584      10,700     10,700         0                   2,700     0      8,000
General Electric Company    COMMON 369604103   269,945   7,634,181  5,714,803 1,919,378               5,714,803     0  1,919,378
Genworth Financial, Inc.    COMMON 37247D106   176,496   5,051,389  3,761,181 1,290,208               3,761,181     0  1,290,208
Hewlett- Packard Company    COMMON 428236103   155,018   3,861,928  3,714,349   147,579               2,892,649     0    969,279
Honda Motor Co. Ltd         COMMON 438128308   163,448   4,687,350  4,513,875   173,475               3,496,675     0  1,190,675
Interpublic Group of Cos.   COMMON 460690100   231,297  18,789,320 18,070,972   718,348              14,066,872     0  4,722,448
Jabil Circuit, Inc          COMMON 466313103       385      18,000     18,000         0                   8,000     0     10,000
Kinetic Concepts, Inc.      COMMON 49460W208   134,056   2,647,244  2,546,020   101,224               1,988,820     0    658,424
Liberty Media Hldg Corp
  Capital                   COMMON 53071M302   215,743   1,950,835  1,876,637    74,198               1,458,812     0    492,023
Lowe's Companies, Inc.      COMMON 548661107       346      11,000     11,000         0                   5,000     0      6,000
Lyondell Chemical Company   COMMON 552078107    70,051   2,337,364  2,256,362    81,002               1,725,462     0    611,902
Marsh & McLennan Companies  COMMON 571748102   193,525   6,607,209  6,354,292   252,917               4,946,792     0  1,660,417
Merck & Co. Inc.            COMMON 589331107       415       9,400      9,400         0                       0     0      9,400
Morgan Stanley              COMMON 617446448    99,491   1,263,216  1,218,131    45,085                 947,231     0    315,985
The Mosiac Company          COMMON 61945A107    89,076   3,341,171  3,213,271   127,900               2,508,271     0    832,900
Motorola Inc.               COMMON 620076109   125,804   7,119,643  6,860,476   259,167               5,335,576     0  1,784,067
Pfizer Inc.                 COMMON 717081103   230,401   9,121,173  8,778,594   342,579               6,816,394     0  2,304,779
Presidential Life
  Corporation               COMMON 740884101       197      10,000     10,000         0                   5,000     0      5,000
Royal Dutch Shell PLC ADR   COMMON 780259206   184,005   2,775,341  2,667,694   107,647               2,069,194     0    706,147
Southwest Airlines Company  COMMON 844741108   228,013  15,511,116 14,921,895   589,221              11,612,595     0  3,898,521
Sprint Nextel Corporation   COMMON 852061100   150,770   7,952,012  7,649,532   302,480               5,944,232     0  2,007,780
Symantec Corporation        COMMON 871503108   188,491  10,895,453 10,475,794   419,659               8,147,894     0  2,747,559
TJX Companies, Inc.         COMMON 872540109       890      33,000     33,000         0                  15,000     0     18,000
Texas Instruments Inc.      COMMON 882508104   143,175   4,756,640  4,573,767   182,873               3,559,267     0  1,197,373
Textron Incorporated        COMMON 883203101       359       4,000      4,000         0                   2,000     0      2,000
Time Warner, Inc.           COMMON 887317105   249,906  12,672,697 12,188,162   484,535               9,489,662     0  3,183,035
Tyco International Ltd.     COMMON 902124106       379      12,000     12,000         0                   5,000     0      7,000
U.S. Bancorp                COMMON 902973304   227,151   6,495,608  6,245,538   250,070               4,871,238     0  1,624,370
Unilever NV ADR             COMMON 904784709   249,764   8,547,692  8,217,441   330,251               6,383,441     0  2,164,251
Unum Group                  COMMON 91529Y106   178,568   7,753,722  7,460,926   292,796               5,784,726     0  1,968,996
Walt Disney Holding Company COMMON 254687106   223,374   6,487,777  6,242,897   244,880               4,807,697     0  1,680,080
Washington Post Company     COMMON 939640108   194,767     255,098    245,437     9,661                 191,342     0     63,756
Waste Management, Inc.      COMMON 94106L109   196,260   5,703,571  5,486,225   217,346               4,270,925     0  1,432,646
Flextronics International   COMMON Y2573F102   232,511  21,253,275 20,458,302   794,973              15,838,602     0  5,414,673

TOTALS:                         55           7,396,423
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